Balance Sheets (USD $)	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
Investment in real estate assets:
Real estate under to land contracts, less accumulated depreciation of $2,606, $8,587 and $-0-, respectively	$ 81,642	$ 516,268	$ 0
Inventory of real estate	1,411,320	28,469	0
Total investment in real estate assets, net	1,492,962	544,737	0
Cash and equivalents	136,994	6,986	5,000
Prepaid and other current assets	0	23,444	2,700
Due from shareholders	319,907	0
Property and equipment, less accumulated depreciation of $4,428, $4,115, and $0, respectively	0	313	0
Total assets	1,949,863	575,480	7,700
Liabilities and Shareholders Equity (Deficit)
Due to shareholders	0	25,285	22,700
Note payable	1,483,964	0	10,000
Accrued liabilities	36,062	6,321	0
Deposit liabilities	82,745	150,900	0
Total liabilities	1,602,771	182,506	32,700
Commitments and contingencies	0	0	0
Series A preferred stock, $10 par value, 10,000,000,000 shares authorized, 0 shares issued and outstanding	0	0	0
Series A preferred stock, no par value, 90,000,000,000 shares authorized, 0 shares issued and outstanding	0	0	0
Common stock, $0.001 par value, 100,000,000 shares authorized, 10,098,713 shares issued and outstanding at September 30 and June 30, 2011, and 8,600,000 shares issued and outstanding at June 30, 2010	10,099	10,099	8,600
Paid-in capital	1,129,015	1,129,015	531,520
Accumulated deficit	(792,022)	(746,140)	(565,120)
Total shareholders equity	347,092	392,974	(25,000)
Total liabilities and stockholders equity	$ 1,949,863	$ 575,480	$ 7,700